Concentration of risks (Detail Textuals)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Risks and Uncertainties [Abstract]
Description of individual borrowings for revenue and loan and advances	10% or more	10% or more
Percentage of appreciation in foreign currency		5.80%
Percentage of depreciation in foreign currency	5.40%		6.40%